Stockholders' Equity (Narrative) (Details) (USD $)	Dec. 17, 2010	May 16, 2005
Stockholders' Equity Note [Abstract]
Additional repurchase of stock authorized, shares (shares)	25,000,000
Repurchase of stock authorized, shares (shares)	162,400,000
Right to purchase Series A Participating Cumulative Preferred Stock (shares)		0.001
Participating cumulative preferred stock at purchase price (dollars per share)		$ 120
Rights are exercisable and not transferable to common stock (percentage)		15.00%
Percentage of acquisition for tender offer of common stock (percentage)		15.00%
Common stock of value equal to number of times the exercise price		2
Rights are redeemed and expired		May 25, 2015